Derivative Financial Instruments - Cross currency swap agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cross currency swap agreements
Recycled loss of cash flow hedges reclassified to profit or loss	$ 697		$ 4,368
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional amount	98,550	$ 90,150
Effective portion of changes in fair value of cash flow hedges	(3,215)	(5,543)	7,291
Recycled loss of cash flow hedges reclassified to profit or loss on realization of expense	607	454	398
Hedging gain/(loss) recognized in other comprehensive income due to retranslation of bonds	$ (325)	$ 4,831	$ (5,022)
Gaslog with counterparty DNB, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate		8.59%
Notional amount		$ 30,050
Trade date	June 2016
Effective date	June 2016
Termination date	Dec 2019
Gaslog with counterparty SEB, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate		8.59%
Notional amount		$ 30,050
Trade date	June 2016
Effective date	June 2016
Termination date	Dec 2019
Gaslog with counterparty Nordea, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate		8.59%
Notional amount		$ 30,050
Trade date	June 2016
Effective date	June 2016
Termination date	Dec 2019
Gaslog with counterparty DNB, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Gaslog with counterparty SEB, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024
Gaslog with counterparty Nordea, traded in November 2019
Cross currency swap agreements
Notional amount	$ 32,850
Trade date	Nov 2019
Effective date	Nov 2019
Termination date	Nov 2024